Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

On November 20, 2023, the Company sold in a registered direct offering 142,384 shares of the Company’s common stock at an offering price of $5.12 per share. The Company received net proceeds of $591,998, after deducting placement agent fees and estimated offering expenses payable by the Company. In a concurrent private placement, the Company has also issued unregistered warrants to purchase up to an aggregate of 142,384 shares of common stock. The warrants are immediately exercisable at an exercise price of $4.16 per share and expire on May 21, 2029. In addition, the Company issued the placement warrants to purchase up to an aggregate of 8,543 shares of common stock (equal to 6.0% of the aggregate number of shares sold). The placement agent warrants have a term of five years and an exercise price of $6.40 per share.

On January 10, 2024, the Company entered into a Settlement Agreement and Mutual General Release (the “Agreement”) with Drs. Bessie (Chia) Soo and Kang (Eric) Ting, effective as of January 9, 2024, on the one hand (the “plaintiffs”), and Stephen LaNeve on the other hand (together with the Company, the “defendants”), in settlement of the claims for breach of contract and tortious interference with contract against the defendants filed in the United States District Court for the District of Massachusetts (the “Court”) as previously described in the Company’s periodic reports under the Securities Exchange Act of 1934, as amended. The Company had certain indemnification obligations to Mr. LaNeve arising out of actions taken in connection with his service to the Company. Under the Agreement, the Company will pay the plaintiffs $750,000. The Company’s insurance carrier’s portion of the claim is $400,000 less certain retention amounts. The parties to the Agreement filed a joint stipulation to dismiss the action with prejudice with the Court and the Company expects the action to be dismissed by the Court.

On January 8, 2024, the Company’s Board of Directors appointed Robert E. Gagnon to the Board of Directors. Erick Lucera resigned from the Board of Directors on December 27, 2023, effective as of the date Mr. Gagnon was appointed. Mr. Gagnon received an initial director grant whereby he is entitled to 9 shares of Common Stock of the Company under the Bone Biologics Corporation 2015 Equity Incentive Plan, that vests and becomes exercisable on the date of the next annual meeting of the stockholders of the Company following the grant date and an annual director grant whereby he is entitled to 8,006 shares of Common Stock of the Company under the Bone Biologics Corporation 2015 Equity Incentive Plan, 2,003 options are immediately exercisable with the remaining 6,003 options vesting and becoming exercisable in three equal installments on 3/12/2024, 6/12/2024, and 9/12/2024.

On January 17, 2024, the Company’s CEO, Mr. Frelick, received a stock option grant for 2023 bonus achievements whereby he is entitled to 25,000 shares of Common Stock of the Company as of the date of the grant. Also on January 17, 2024, the Company’s CFO, Ms. Walsh, received a stock option grant for 2023 bonus achievements whereby she is entitled to 12,500 shares of Common Stock of the Company as of the date of the grant.

The grants were made on the condition that i) the exercise price will be the current market price on the date of the grant; and ii) the options will be issued with a two-year maturity. Any portion of this stock option grant that is not exercised on the date of termination shall be forfeited on such date of termination except: (i) in the case of Termination by the Company Without Cause; and (ii) upon a Change in Control (as defined in the Equity Incentive Plan) of the Company. To allow Mr. Frelick or Ms. Walsh to prevent or mitigate dilution of their equity interests in the Company, in connection with each financing, Mr. Frelick or Ms. Walsh shall be provided an opportunity to invest in the Company such that their interest, at their option, remains undiluted or partially diluted.

Reverse stock splits

On December 14, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-8 reverse stock split of its outstanding common stock and warrants. The amendment was authorized by the Company’s stockholders on December 12, 2023, and was effective on December 20, 2023.

All share and per share amounts have been retro-actively restated as if the reverse split occurred at the beginning of the earliest period presented.

9. Subsequent Events

On January 25, 2023, the Company’s CEO, Mr. Frelick, received a stock option grant for 2022 bonus achievements whereby he is entitled to 158 shares of Common Stock of the Company as of the date of the grant. Also on January 25, 2023, the Company’s CFO, Ms. Walsh, received a stock option grant for 2022 bonus achievements whereby she is entitled to 79 shares of Common Stock of the Company as of the date of the grant.

The grants were made on the condition that i) the exercise price will be the current market price on the date of the grant; and ii) the options will be issued with a two-year maturity. Any portion of this stock option grant that is not exercised on the date of termination shall be forfeited on such date of termination except: (i) in the case of Termination by the Company Without Cause; and (ii) upon a Change in Control (as defined in the Equity Incentive Plan) of the Company. To allow Mr. Frelick or Ms. Walsh to prevent or mitigate dilution of their equity interests in the Company, in connection with each financing, Mr. Frelick or Ms. Walsh shall be provided an opportunity to invest in the Company such that their interest, at their option, remains undiluted or partially diluted.

Reverse stock splits

On June 5, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-30 reverse stock split of its outstanding common stock and warrants. The amendment was authorized by the Company’s stockholders on May 1, 2023, and was effective on June 5, 2023.

On December 14, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-8 reverse stock split of its outstanding common stock and warrants. The amendment was authorized by the Company’s stockholders on December 12, 2023, and was effective on December 20, 2023.

All share and per share amounts have been retro-actively restated as if the reverse splits occurred at the beginning of the earliest period presented.